12. FINANCIAL ASSETS AND LIABILITIES (Details 10) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 843	$ 1,185
Financial assets at fair value through profit and loss	388	419
Subtotal financial assets	1,231	1,604
Non financial assets	14	44
Total assets	1,245	1,648
Financial liabilities at amortized cost	2,355	2,787
Financial liabilities at fair value through profit and loss	10	16
Subtotal financial liabilities	2,365	2,803
Non financial liabilities	129	252
Total liabilities	2,494	3,055
Trade and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	408	610
Financial liabilities at fair value through profit and loss	7	15
Subtotal financial liabilities	415	625
Non financial liabilities	129	252
Total liabilities	544	877
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,947	2,177
Financial liabilities at fair value through profit and loss	0	0
Subtotal financial liabilities	1,947	2,177
Non financial liabilities	0	0
Total liabilities	1,947	2,177
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	0	0
Financial liabilities at fair value through profit and loss	3	1
Subtotal financial liabilities	3	1
Non financial liabilities	0	0
Total liabilities	3	1
Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	622	909
Financial assets at fair value through profit and loss	4	3
Subtotal financial assets	626	912
Non financial assets	14	44
Total assets	640	956
Government securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0
Financial assets at fair value through profit and loss	113
Subtotal financial assets	113
Non financial assets	0
Total assets	113
Government securities | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		35
Financial assets at fair value through profit and loss		0
Subtotal financial assets		35
Non financial assets		0
Total assets		35
Government securities | Financial assets at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		0
Financial assets at fair value through profit and loss		298
Subtotal financial assets		298
Non financial assets		0
Total assets		298
Shares
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	19	12
Subtotal financial assets	19	12
Non financial assets	0	0
Total assets	19	12
Investment funds
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	244	106
Subtotal financial assets	244	106
Non financial assets	0	0
Total assets	244	106
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0
Financial assets at fair value through profit and loss	4
Subtotal financial assets	4
Non financial assets	0
Total assets	4
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	221	241
Financial assets at fair value through profit and loss	4	0
Subtotal financial assets	225	241
Non financial assets	0	0
Total assets	$ 225	$ 241